UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Annette Emanuel
Title:            Chief Financial Officer
Phone:            (973) 921-2210

Signature, Place, and Date of Signing:

  /s/ Annette Emanuel                    Short Hills, NJ          2/12/00
  -----------------------------          ---------------          -------
        [Signature]                      [City, State]             Date


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                               ---

Form 13F Information Table Entry Total:        62
                                               ---

Form 13F Information Table Value Total:        $ 297,843
                                               ----------
                                               (thousands)

List of Other Included Managers  NONE




     COLUMN 1           COLUMN 2         COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7           COLUMN 8
     --------           --------         --------    --------       --------          --------    --------           --------

                                                      VALUE     SHRS OR  SH/  PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
  NAME OF ISSUER     TITLE OF CLASS        CUSIP     (x$1000)   PRN AMT  PRN  CALL   DISCRETION   MANAGERS      SOLE   SHARED  NONE
  --------------     --------------        -----     --------   -------  ---  ----   ----------   --------      ----   ------  ----
PartnerRe Ltd.      COM                  G6852T105     2,440     40,000  SH             SOLE                   40,000
White Mountains
 Insurance Group
 Ltd.               COM                  G9618E107     4,466     14,000  SH             SOLE                   14,000
AT&T Corp.          COM                  001957109     4,140    240,000  SH             SOLE                  240,000
AT&T Corp.          COM LIB GRP A        001957208    11,189    825,000  SH             SOLE                  825,000
Allstate Corp.      COM                  020002101     8,713    200,000  SH             SOLE                  200,000
American Power
 Conversion Corp.   COM                  029066107     4,950    400,000  SH             SOLE                  400,000
Autozone Inc.       COM                  053332102    20,312    712,700  SH             SOLE                  712,700
Brascan Corp.       CL A LTD VT SH       10549P606     5,461    375,000  SH             SOLE                  375,000
Burnham Pacific
 Properties, Inc.   COM.                 12232C108       624    135,000  SH             SOLE                  135,000
Citizens
 Communications
 Co.                COM                  17453B101     6,335    482,700  SH             SOLE                  482,700
City Investing
 Co. Liquidating
 Trust              Unit Ben Int         177900107       408    310,600  SH             SOLE                  310,600
Commonwealth
 Telephone
 Enterprises,
 Inc.               COM                  203349105     6,650    190,000  SH             SOLE                  190,000
Conoco Inc.         CL B                 208251405     3,473    120,000  SH             SOLE                  120,000
Conseco, Inc.       COM                  208464107     1,619    122,800  SH             SOLE                  122,800
Crane Company       COM                  224399105    16,636    585,000  SH             SOLE                  585,000
Deluxe Corp.        COM                  248019101     1,264     50,000  SH             SOLE                   50,000
Devon Energy
 Corp. New          COM                  25179M103    24,446    400,951  SH             SOLE                  400,951
Devx Energy, Inc.   COM NEW              25189P203     4,725    600,000  SH             SOLE                  600,000
Divine
 Interventures,
 Inc.               CL A                 255404105       297    190,000  SH             SOLE                  190,000
Fab Industries,
 Inc.               COM                  302747100       225     17,000  SH             SOLE                   17,000
Federated
 Department
 Stores, Inc.
 DEL                COM                  31410H101     2,625     75,000  SH             SOLE                   75,000
Florida East
 Coast
 Industries, Inc.   CL B                 340632207       671     19,637  SH             SOLE                   19,637
Gehl Co.            COM                  368483103       124      9,000  SH             SOLE                    9,000
General Motors
 Corp.              COM                  370442105     6,508    127,772  SH             SOLE                  127,772
General Motors
 Corp.              CL H NEW             370442832    10,073    437,966  SH             SOLE                  437,966
Harcourt Gen Inc.   COM                  41163G101    22,028    385,100  SH             SOLE                  385,100
Huttig Building
 Products, Inc.     COM                  448451104     1,576    382,000  SH             SOLE                  382,000
Keebler Foods
 Company            COM                  487256109     2,901     70,000  SH             SOLE                   70,000
Key Energy
 Services Inc.      COM                  492914106     7,933    760,000  SH             SOLE                  760,000
Koger Equity Inc.   COM                  500228101       700     45,000  SH             SOLE                   45,000
Kroll-O'Gara
 Company            COM                  501050108     3,817    636,200  SH             SOLE                  636,200
Liberty Corp. S C   COM                  530370105     1,628     40,000  SH             SOLE                   40,000
Lincoln National
 Corp. IND          COM                  534187109     7,097    150,000  SH             SOLE                  150,000
Mead Corp.          COM                  582834107     8,471    270,000  SH             SOLE                  270,000
Medallion
 Financial Corp.    COM                  583928106     3,782    258,600  SH             SOLE                  258,600
Medquist Inc.       COM                  584949101       800     50,000  SH             SOLE                   50,000
Meredith Corp.      COM                  589433101     5,633    175,000  SH             SOLE                  175,000
Montana Power Co.   COM                  612085100     2,075    100,000  SH             SOLE                  100,000
Moody's Corp.       COM                  615369105     6,491    252,700  SH             SOLE                  252,700
Nashua
 Corporation        COM                  631226107       716    161,200  SH             SOLE                  161,200
Newhall Land &
 Farming Co. CAL    Depositary Receipts  651426108     3,720    160,000  SH             SOLE                  160,000
On Command
 Corporation        COM                  682160106     1,094    125,000  SH             SOLE                  125,000
Pactiv Corp.        COM                  695257105     1,642    132,700  SH             SOLE                  132,700
Phoenix
 Investment
 Partners, Ltd.     COM                  719085102       904     57,600  SH             SOLE                   57,600
Project Software
 & Development,
 Inc.               COM                  74339P101       408     38,000  SH             SOLE                   38,000
Rockwell
 International
 Corp. New          COM                  773903109     1,986     41,700  SH             SOLE                   41,700
St. Joe Company     COM                  790148100     1,870     85,000  SH             SOLE                   85,000
Scripps Co. E.W.
 (Ohio)             CL A                 811054204     9,438    150,100  SH             SOLE                  150,100
Southern Union
 Company New        COM                  844030106     4,405    166,215  SH             SOLE                  166,215
Southwest Gas
 Corp.              COM                  844895102     1,995     91,200  SH             SOLE                   91,200
Spacelabs
 Medical, Inc.      COM                  846247104     1,950    150,000  SH             SOLE                  150,000
Staff Leasing,
 Inc.               COM                  852381102     3,130  1,043,200  SH             SOLE                1,043,200
Suburban Lodges
 of America Inc.    COM                  864444104     1,815    319,100  SH             SOLE                  319,100
Telephone & Data
 Systems Inc.       COM                  879433100    11,700    130,000  SH             SOLE                  130,000
Textron, Inc.       COM                  883203101       930     20,000  SH             SOLE                   20,000
Trizec Hahn
 Corporation        Sub Vtg              896938107     2,269    150,000  SH             SOLE                  150,000
USX - Marathon
 Group              COM NEW              902905827     1,388     50,000  SH             SOLE                   50,000
United Industrial
 Corp.              COM                  910671106     1,619    145,500  SH             SOLE                  145,500
Unitrin, Inc.       COM                  913275103     5,200    128,000  SH             SOLE                  128,000
Vomado Operating
 Co.                COM                  92904N103        64     31,000  SH             SOLE                   31,000
Washington Post
 Company            CL B                 939640108     8,784     14,240  SH             SOLE                   14,240
Willamette
 Industries, Inc.   COM                  969133107     7,510    160,000  SH             SOLE                  160,000

                                                     297,843
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